Right-of-use assets and lease liabilities (Details 3 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Lease liability obligation	R$ 2,820	R$ 2,808	R$ 4,816
Discount rate (p.a.)	15.44%
Minimum
Lease liabilities
Period of lease term of leases liabilities	2 years
Maximum
Lease liabilities
Period of lease term of leases liabilities	5 years